Schedule of component of income tax expense (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Current tax expense
- Current year			$ 383,453
Changes in estimates related to prior years		(417,393)	(2,252)
Changes in estimates related to prior years	(328,165)	(417,393)	331,761
Tax recognized in profit or loss	(328,165)	(417,393)	381,201
Recognition of tax effect of previously unrecognised tax losses			(49,440)
Deferred tax expense			(49,440)
Income tax (benefit)/expense recognized in profit or loss	$ (328,165)	$ (417,393)	$ 331,761